Income Taxes (Details) - Schedule of Current and Deferred Components of Income Tax Benefit ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Current and Deferred Components of Income Tax Benefit [Abstract]
Current tax expense
Deferred tax benefit	79	11
Total	¥ 79	$ 11